Restricted Cash (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2013	Dec. 31, 2014	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	May. 31, 2014	Dec. 31, 2013	Nov. 30, 2013	May. 31, 2013	Jul. 31, 2012
Restricted Cash Items [Line Items]
Current restricted cash		$ 155,810,000	$ 327,150,000				$ 192,144,000
Non-current restricted cash		$ 457,053,000	$ 0				867,590,000
2012 Credit Facilities [Member]
Restricted Cash Items [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity										$ 3,600,000,000
2013 Credit Facilities [Member]
Restricted Cash Items [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							5,900,000,000		$ 5,900,000,000
2015 Credit Facilities [Member]
Restricted Cash Items [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 4,600,000,000
2021 Senior Notes [Member]
Restricted Cash Items [Line Items]
Debt Instrument, Face Amount	$ 2,000,000,000						$ 2,000,000,000
Debt Instrument, Interest Rate, Stated Percentage		5.625%	5.625%				5.625%
Debt Instrument, Increase, Net	$ 500,000,000
2022 Senior Notes [Member]
Restricted Cash Items [Line Items]
Debt Instrument, Face Amount							$ 1,000,000,000	$ 1,000,000,000.0
Debt Instrument, Interest Rate, Stated Percentage		6.25%	6.25%				6.25%
2023 Senior Notes [Member]
Restricted Cash Items [Line Items]
Debt Instrument, Face Amount						$ 1,500,000,000	$ 1,000,000,000
Debt Instrument, Interest Rate, Stated Percentage		5.625%	5.625%				5.625%
Debt Instrument, Increase, Net		$ 500,000,000.0
2024 Senior Notes [Member]
Restricted Cash Items [Line Items]
Debt Instrument, Face Amount		$ 2,000,000,000				$ 2,000,000,000
Debt Instrument, Interest Rate, Stated Percentage		5.75%	5.75%
2025 Senior Notes [Member]
Restricted Cash Items [Line Items]
Debt Instrument, Face Amount					$ 2,000,000,000.0
Debt Instrument, Interest Rate, Stated Percentage			5.625%		5.625%
Payment of Liabilities [Member]
Restricted Cash Items [Line Items]
Current restricted cash		$ 155,810,000	$ 327,150,000				$ 192,100,000
Construction Activities [Member]
Restricted Cash Items [Line Items]
Non-current restricted cash		$ 457,053,000	$ 0				$ 867,600,000